Intangible Assets and Goodwill - Summary of Assumption for Calculation of Cash flow Projections (Detail)	Mar. 31, 2020	Mar. 31, 2019
ibibo Group - Go ibibo [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Discount rate (pre-tax)	17.40%	19.60%
Discount rate (post-tax)	15.50%	15.80%
Terminal value growth rate	4.50%	3.50%
ibibo Group - Go ibibo [Member] | Bottom of Range [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Revenue growth rate	(59.90%)	17.50%
EBITDA margin (5 years)	(25.80%)	(5.70%)
ibibo Group - Go ibibo [Member] | Top of Range [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Revenue growth rate	147.10%	21.80%
EBITDA margin (5 years)	30.40%	43.00%
ibibo Group - redBus [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Discount rate (pre-tax)	20.10%	18.50%
Discount rate (post-tax)	16.00%	15.50%
Terminal value growth rate	4.00%	4.00%
EBITDA margin (5 years)	4.15%	2.15%
ibibo Group - redBus [Member] | Bottom of Range [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Revenue growth rate	(24.20%)	19.80%
EBITDA margin (5 years)	1.33%	(0.40%)
ibibo Group - redBus [Member] | Top of Range [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Revenue growth rate	48.60%	45.60%
EBITDA margin (5 years)	23.10%	16.00%